SENIOR CONVERTIBLE NOTES	6 Months Ended
Jun. 30, 2014
Senior Convertible Notes Disclosure [Abstract]
Senior Convertible Notes Disclosure [Text Block]
NOTE 6:-	SENIOR CONVERTIBLE NOTES

In November 2004, the Company issued an aggregate of $  125,000 principal amount of its 2% Senior Convertible Notes due November 9, 2024 (the "Notes"). As of December 31, 2013, there was $  353 (audited) in principal amount of the Notes outstanding. In January 2014, the Company repurchased Notes in the principal amount of $300 (unaudited).